JPMorgan International Value ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2025.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Australia — 2.6%
AGL Energy Ltd.	23,451	166,814
BHP Group Ltd.	49,041	1,204,432
Fortescue Ltd.	28,304	331,479
Perseus Mining Ltd.	164,792	287,548
QBE Insurance Group Ltd.	21,665	279,646
Rio Tinto plc	8,044	484,425
Ventia Services Group Pty. Ltd.	93,520	219,846
		2,974,190
Austria — 1.2%
BAWAG Group AG (a)	2,044	184,772
Erste Group Bank AG	6,459	397,092
OMV AG	6,159	253,624
Telekom Austria AG	28,637	239,150
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,882	264,519
		1,339,157
Belgium — 0.6%
Ageas SA	6,960	358,534
KBC Group NV	4,117	315,806
		674,340
Brazil — 2.0%
Banco do Brasil SA	60,764	288,013
Cia de Saneamento de Minas Gerais Copasa MG	63,559	242,423
Cia Energetica de Minas Gerais (Preference)	147,606	278,590
Gerdau SA (Preference)	53,078	156,036
Lojas Renner SA	78,418	183,564
Petroleo Brasileiro SA (Preference)	102,039	657,730
TIM SA	51,000	135,789
Vale SA	43,760	405,099
		2,347,244
Burkina Faso — 0.3%
IAMGOLD Corp. *	50,858	316,342
Canada — 4.5%
Air Canada *	9,672	130,504
Bank of Nova Scotia (The)	13,869	709,601
Canadian Imperial Bank of Commerce	10,046	632,822
Canadian Natural Resources Ltd.	9,516	289,078
Dundee Precious Metals, Inc.	28,836	292,259
EQB, Inc.	3,152	235,009
Fairfax Financial Holdings Ltd.	358	481,881
First Capital REIT, REIT	12,961	148,217
Manulife Financial Corp.	25,198	753,504
NuVista Energy Ltd. *	28,481	254,954
Precision Drilling Corp. *	2,239	130,564
Russel Metals, Inc.	8,562	239,596
Suncor Energy, Inc.	11,967	449,004

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Veren, Inc.	30,175	151,981
Whitecap Resources, Inc.	32,121	211,510
		5,110,484
China — 9.6%
3SBio, Inc. (a)	113,500	87,544
Agricultural Bank of China Ltd., Class H	934,000	514,413
Alibaba Group Holding Ltd.	144,200	1,768,827
BOC Hong Kong Holdings Ltd.	78,500	255,183
China Coal Energy Co. Ltd., Class H	166,000	190,806
China Construction Bank Corp., Class H	1,125,000	915,430
China Feihe Ltd. (a)	479,000	329,703
China Hongqiao Group Ltd.	135,500	227,792
China Merchants Bank Co. Ltd., Class H	77,500	426,257
China Pacific Insurance Group Co. Ltd., Class H	122,200	364,008
China Resources Pharmaceutical Group Ltd. (a)	261,000	175,606
CRRC Corp. Ltd., Class H	323,000	204,505
Dongfang Electric Corp. Ltd., Class H	135,400	156,985
Geely Automobile Holdings Ltd.	239,000	442,484
Gree Electric Appliances, Inc. of Zhuhai, Class A	50,400	310,083
Industrial & Commercial Bank of China Ltd., Class H	852,000	579,936
JD.com, Inc., Class A	35,750	727,184
Jiangxi Copper Co. Ltd., Class H	121,000	192,046
Kunlun Energy Co. Ltd.	308,000	294,088
Lenovo Group Ltd.	166,000	200,204
Livzon Pharmaceutical Group, Inc., Class H	83,800	283,388
People's Insurance Co. Group of China Ltd. (The), Class H	684,000	350,059
PetroChina Co. Ltd., Class H	486,000	371,567
PICC Property & Casualty Co. Ltd., Class H	164,000	266,456
Ping An Insurance Group Co. of China Ltd., Class H	81,000	456,085
Sinopharm Group Co. Ltd., Class H	87,200	230,621
Vipshop Holdings Ltd., ADR	13,319	191,394
Weichai Power Co. Ltd., Class H	120,000	208,824
Yangzijiang Shipbuilding Holdings Ltd.	128,000	286,653
		11,008,131
Denmark — 0.7%
Danske Bank A/S	13,008	388,387
H Lundbeck A/S	32,518	199,268
Sydbank A/S	4,147	220,342
		807,997
Finland — 0.8%
Nokia OYJ	92,279	435,137
Nordea Bank Abp	45,119	536,648
		971,785
France — 4.6%
AXA SA	20,008	759,047
BNP Paribas SA	10,819	739,042

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Carrefour SA	15,198	216,532
Cie Generale des Etablissements Michelin SCA	9,920	344,988
Credit Agricole SA	19,433	292,552
Eiffage SA	2,762	246,748
Engie SA	27,362	451,689
Orange SA	26,479	284,769
Renault SA	4,798	246,319
TotalEnergies SE	19,921	1,154,066
Vallourec SACA *	15,521	294,813
Vicat SACA	6,520	271,921
		5,302,486
Georgia — 0.2%
Bank of Georgia Group plc	2,989	176,223
Germany — 6.6%
Allianz SE (Registered)	3,718	1,212,314
Aroundtown SA *	54,511	161,752
Bilfinger SE	3,026	155,643
Commerzbank AG	14,958	288,825
Deutsche Bank AG (Registered)	20,073	392,886
Deutsche Telekom AG (Registered)	38,331	1,285,965
Douglas AG *	8,805	187,754
E.ON SE	34,038	403,174
Freenet AG	9,714	299,700
Fresenius SE & Co. KGaA *	8,671	331,800
Heidelberg Materials AG	2,638	371,209
Henkel AG & Co. KGaA (Preference)	4,438	387,747
Hornbach Holding AG & Co. KGaA	2,041	156,535
LEG Immobilien SE	2,367	195,060
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,521	824,431
ProSiebenSat.1 Media SE	41,232	236,895
SAF-Holland SE	9,039	155,020
Traton SE	5,878	181,343
Vonovia SE	11,408	349,007
		7,577,060
Greece — 0.7%
Eurobank Ergasias Services and Holdings SA	105,430	263,863
Hellenic Telecommunications Organization SA	16,726	252,918
National Bank of Greece SA	26,326	228,130
		744,911
Guatemala — 0.2%
Millicom International Cellular SA, SDR	8,897	237,996
Hong Kong — 1.1%
Cathay Pacific Airways Ltd.	160,000	216,025
Pacific Basin Shipping Ltd.	878,000	177,717
Prudential plc	37,057	308,386

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Swire Properties Ltd.	85,200	168,250
United Laboratories International Holdings Ltd. (The)	226,000	335,968
		1,206,346
Hungary — 0.3%
OTP Bank Nyrt.	5,943	367,690
India — 2.4%
Bank of Baroda	90,121	220,993
Bharat Petroleum Corp. Ltd.	55,518	166,577
Canara Bank	129,138	138,225
Coal India Ltd.	54,318	247,200
GAIL India Ltd.	51,798	105,267
Indian Oil Corp. Ltd.	166,480	245,872
Mahanagar Gas Ltd. (a)	11,148	176,910
Natco Pharma Ltd.	15,570	210,376
NMDC Ltd.	318,825	242,016
Oil & Natural Gas Corp. Ltd.	90,920	274,142
Petronet LNG Ltd.	29,777	108,267
State Bank of India, GDR (a)	469	41,647
Sun TV Network Ltd.	27,936	199,076
Vedanta Ltd.	65,554	332,633
		2,709,201
Indonesia — 0.8%
Alamtri Resources Indonesia Tbk. PT	951,900	135,932
Astra International Tbk. PT	690,600	202,923
Indofood Sukses Makmur Tbk. PT	389,700	187,677
Telkom Indonesia Persero Tbk. PT	573,300	92,330
United Tractors Tbk. PT	164,200	250,581
		869,443
Ireland — 1.3%
AerCap Holdings NV	3,319	317,296
AIB Group plc	39,913	234,696
Bank of Ireland Group plc	23,426	232,765
Cairn Homes plc	102,522	244,088
Glenveagh Properties plc * (a)	115,801	204,945
Greencore Group plc	93,562	225,287
		1,459,077
Italy — 4.4%
Banca Monte dei Paschi di Siena SpA (b)	27,829	178,307
Banco BPM SpA	31,491	276,812
BFF Bank SpA (a)	15,319	131,348
BPER Banca SpA	42,795	291,528
Buzzi SpA	4,240	173,689
Danieli & C Officine Meccaniche SpA	9,198	185,455
Enel SpA	91,841	652,777
Generali	17,720	561,077
Intesa Sanpaolo SpA	160,218	693,477

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
MFE-MediaForEurope NV, Class B	62,118	275,679
Saipem SpA *	92,039	224,590
UniCredit SpA	16,058	737,436
Unipol Assicurazioni SpA	22,878	310,013
Webuild SpA	106,057	323,002
		5,015,190
Japan — 13.7%
Amada Co. Ltd.	22,000	227,161
Asahi Group Holdings Ltd.	16,000	173,301
Asahi Kasei Corp.	41,400	281,174
Cosmo Energy Holdings Co. Ltd.	5,100	220,205
Credit Saison Co. Ltd.	8,000	188,577
Dai-ichi Life Holdings, Inc.	13,900	379,542
Daiwa Securities Group, Inc.	36,400	263,505
ENEOS Holdings, Inc.	59,900	301,136
Fuji Media Holdings, Inc.	17,400	245,425
Furukawa Electric Co. Ltd.	5,000	228,631
Gunma Bank Ltd. (The)	30,900	221,873
Hokkaido Electric Power Co., Inc.	23,700	120,653
Idemitsu Kosan Co. Ltd.	32,000	213,573
Inpex Corp.	21,200	253,002
Isuzu Motors Ltd.	24,000	322,665
ITOCHU Corp.	6,700	308,495
Japan Petroleum Exploration Co. Ltd.	23,100	163,811
Kamigumi Co. Ltd.	9,700	211,329
Kandenko Co. Ltd.	12,200	195,264
KDDI Corp.	17,600	586,362
Komatsu Ltd.	13,400	404,188
Marubeni Corp.	24,100	358,308
MISUMI Group, Inc.	13,500	216,075
Mitsubishi UFJ Financial Group, Inc.	105,400	1,332,930
Mizuho Financial Group, Inc.	27,400	754,482
Modec, Inc.	8,300	170,620
MS&AD Insurance Group Holdings, Inc.	20,100	416,752
Niterra Co. Ltd.	8,100	267,156
Nomura Real Estate Holdings, Inc.	7,800	207,314
Open House Group Co. Ltd.	5,900	193,010
ORIX Corp.	20,000	422,457
Osaka Gas Co. Ltd.	9,900	194,641
Sankyo Co. Ltd.	21,600	289,632
Sega Sammy Holdings, Inc.	11,900	230,324
Sekisui House Ltd.	12,100	278,094
SKY Perfect JSAT Holdings, Inc.	48,000	287,586
Sony Group Corp.	12,600	278,074
Sumitomo Corp.	19,800	429,269
Sumitomo Electric Industries Ltd.	24,200	452,108
Sumitomo Mitsui Financial Group, Inc.	37,200	916,724

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Realty & Development Co. Ltd.	11,000	380,087
Sumitomo Rubber Industries Ltd.	16,100	187,679
Suzuki Motor Corp.	27,600	330,267
T&D Holdings, Inc.	13,900	264,445
Tokyo Tatemono Co. Ltd.	11,000	169,632
Tokyu Fudosan Holdings Corp.	27,000	173,358
Toyo Tire Corp.	10,400	170,949
Toyota Tsusho Corp.	16,100	271,923
Tsubakimoto Chain Co.	20,000	245,739
UACJ Corp.	7,700	264,544
		15,664,051
Mexico — 0.2%
Grupo Mexico SAB de CV	58,362	284,882
Netherlands — 2.6%
ABN AMRO Bank NV, CVA (a)	12,889	216,189
Aegon Ltd.	38,001	248,089
ASR Nederland NV	4,399	216,770
Eurocommercial Properties NV, REIT	6,325	154,373
ING Groep NV	36,937	613,926
Koninklijke Ahold Delhaize NV	12,629	447,541
Koninklijke BAM Groep NV	34,709	152,376
Koninklijke Heijmans N.V., CVA	5,602	186,662
NN Group NV	7,761	356,201
OCI NV	14,134	162,759
SBM Offshore NV	9,511	177,686
		2,932,572
Norway — 1.0%
Aker Solutions ASA	75,880	215,451
DNB Bank ASA	13,935	295,989
Hoegh Autoliners ASA	23,516	213,338
Telenor ASA	27,756	339,388
Wallenius Wilhelmsen ASA	16,240	131,212
		1,195,378
Peru — 0.1%
Hochschild Mining plc *	73,799	161,046
Poland — 0.2%
ORLEN SA	17,511	230,897
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	368,169	192,181
Qatar — 0.2%
Ooredoo QPSC	53,367	189,371
Singapore — 1.1%
DBS Group Holdings Ltd.	10,330	338,121

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	38,800	494,886
United Overseas Bank Ltd.	15,500	426,089
		1,259,096
South Africa — 0.6%
Absa Group Ltd.	26,135	259,720
Kumba Iron Ore Ltd.	7,999	166,142
Nedbank Group Ltd.	20,332	299,139
		725,001
South Korea — 5.2%
BGF retail Co. Ltd. *	1,798	127,866
DB Insurance Co. Ltd.	2,802	186,437
Hana Financial Group, Inc.	5,079	210,223
Hankook Tire & Technology Co. Ltd. *	8,078	226,637
Hyundai Glovis Co. Ltd.	3,718	379,826
Hyundai Marine & Fire Insurance Co. Ltd.	11,120	188,731
Hyundai Mobis Co. Ltd.	1,480	267,074
Industrial Bank of Korea	15,613	166,323
JB Financial Group Co. Ltd.	25,565	346,586
KB Financial Group, Inc.	4,949	310,061
Kia Corp.	5,121	357,332
Korean Air Lines Co. Ltd. *	17,081	289,987
KT Corp.	6,362	208,838
KT&G Corp.	2,973	225,453
Kumho Petrochemical Co. Ltd. *	2,762	199,843
Samsung Electronics Co. Ltd.	27,481	981,449
Samsung Fire & Marine Insurance Co. Ltd.	1,353	353,128
Samsung Life Insurance Co. Ltd. *	2,680	163,536
Samsung Securities Co. Ltd.	3,894	121,464
SK Hynix, Inc.	2,526	340,075
SK Telecom Co. Ltd.	7,318	278,664
		5,929,533
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	67,173	764,762
Banco de Sabadell SA	119,097	280,732
Banco Santander SA	167,499	858,350
CaixaBank SA	59,057	357,493
Grupo Catalana Occidente SA	3,852	153,848
Tecnicas Reunidas SA *	14,920	210,678
Unicaja Banco SA (a)	120,716	171,767
		2,797,630
Sweden — 2.1%
Ambea AB (a)	27,799	233,051
Betsson AB, Class B *	19,761	270,079
NCC AB, Class B	12,080	194,833
Skandinaviska Enskilda Banken AB, Class A	27,333	387,425
Storskogen Group AB, Class B	220,439	237,669

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Svenska Handelsbanken AB, Class A	25,140	278,141
Swedbank AB, Class A	16,888	367,710
Tele2 AB, Class B	23,918	266,084
Telia Co. AB	73,831	217,275
		2,452,267
Switzerland — 1.0%
Aryzta AG *	71,078	140,546
Avolta AG	4,199	189,798
Zurich Insurance Group AG	1,440	872,589
		1,202,933
Taiwan — 2.0%
Arcadyan Technology Corp.	41,000	221,679
Compal Electronics, Inc.	200,000	220,587
Compeq Manufacturing Co. Ltd.	116,000	242,393
Eva Airways Corp.	196,000	282,595
Evergreen Marine Corp. Taiwan Ltd.	32,000	198,491
Hon Hai Precision Industry Co. Ltd.	105,000	560,662
Largan Precision Co. Ltd.	4,000	330,545
Pegatron Corp.	97,000	282,229
		2,339,181
Thailand — 0.6%
Bangchak Corp. PCL, NVDR	164,100	167,006
Krung Thai Bank PCL, NVDR	555,300	376,625
PTT Exploration & Production PCL, NVDR	52,000	195,774
		739,405
Turkey — 0.5%
Turkcell Iletisim Hizmetleri A/S	96,433	290,023
Turkiye Garanti Bankasi A/S	66,397	235,801
		525,824
United Arab Emirates — 0.9%
Dubai Islamic Bank PJSC	110,850	231,931
Emaar Properties PJSC	147,081	539,833
Emirates NBD Bank PJSC	42,829	243,118
		1,014,882
United Kingdom — 11.6%
3i Group plc	15,080	724,494
Balfour Beatty plc	36,679	211,565
Barclays plc	189,944	696,144
Beazley plc	20,960	216,419
Bellway plc	4,456	143,839
British American Tobacco plc	21,357	847,360
British Land Co. plc (The), REIT	31,759	147,715
BT Group plc	174,242	305,386
Burberry Group plc	20,931	305,913
Centrica plc	152,039	267,210

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Currys plc *	251,602	293,088
Drax Group plc	27,872	215,127
easyJet plc	26,648	168,315
Future plc	12,919	146,163
Hammerson plc, REIT	46,322	163,804
Hiscox Ltd.	10,242	138,801
HSBC Holdings plc	175,032	1,828,056
Imperial Brands plc	13,718	462,676
Inchcape plc	17,718	147,505
International Consolidated Airlines Group SA	70,920	295,742
Investec plc	35,916	231,345
ITV plc	204,042	187,138
JET2 plc	9,039	171,586
Just Group plc	109,696	224,692
Keller Group plc	7,805	131,969
Kier Group plc	105,840	195,932
Lancashire Holdings Ltd.	28,432	228,791
Land Securities Group plc, REIT	27,642	199,352
Lloyds Banking Group plc	766,837	589,595
Marks & Spencer Group plc	44,878	185,912
Morgan Sindall Group plc	4,371	198,674
NatWest Group plc	90,548	482,771
Paragon Banking Group plc	22,988	229,020
Pennon Group plc	24,210	173,050
Persimmon plc	19,357	302,267
Serco Group plc	88,049	169,653
SSE plc	15,824	318,783
Standard Chartered plc	33,781	454,338
Tesco plc	101,878	468,883
TP ICAP Group plc	62,399	210,829
Watches of Switzerland Group plc * (c)	27,669	195,759
		13,275,661
United States — 6.7%
Bausch Health Cos., Inc. *	19,694	146,077
Holcim AG	6,922	693,751
Novartis AG (Registered)	9,964	1,043,000
Roche Holding AG	6,597	2,073,912
Sanofi SA	11,160	1,212,891
Shell plc	59,239	1,945,098
Swiss Re AG	3,920	598,456
		7,713,185
Total Common Stocks (Cost $104,832,690)		112,040,269
Short-Term Investments — 2.0%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (d) (e) (Cost $2,102,936)	2,102,095	2,102,936

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (d) (e)(Cost $129,722)	129,722	129,722
Total Short-Term Investments (Cost $2,232,658)		2,232,658
Total Investments — 99.8% (Cost $107,065,348)		114,272,927
Other Assets in Excess of Liabilities — 0.2%		253,703
NET ASSETS — 100.0%		114,526,630

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $121,692.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2025.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.5%
Insurance	11.2
Oil, Gas & Consumable Fuels	8.0
Pharmaceuticals	5.0
Metals & Mining	4.7
Diversified Telecommunication Services	3.0
Broadline Retail	2.3
Real Estate Management & Development	2.0
Construction & Engineering	2.0
Machinery	1.9
Wireless Telecommunication Services	1.8
Automobile Components	1.8
Household Durables	1.7
Capital Markets	1.7
Trading Companies & Distributors	1.7
Automobiles	1.5
Technology Hardware, Storage & Peripherals	1.5
Media	1.4
Passenger Airlines	1.4
Tobacco	1.3
Construction Materials	1.3
Consumer Staples Distribution & Retail	1.3
Energy Equipment & Services	1.2
Electric Utilities	1.2
Multi-Utilities	1.1
Specialty Retail	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	9.5
Short-Term Investments	2.0

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,974,190	$—	$2,974,190
Austria	503,669	835,488	—	1,339,157
Belgium	—	674,340	—	674,340
Brazil	2,347,244	—	—	2,347,244
Burkina Faso	316,342	—	—	316,342
Canada	5,110,484	—	—	5,110,484
China	562,326	10,445,805	—	11,008,131
Denmark	419,610	388,387	—	807,997

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$—	$971,785	$—	$971,785
France	—	5,302,486	—	5,302,486
Georgia	176,223	—	—	176,223
Germany	387,747	7,189,313	—	7,577,060
Greece	—	744,911	—	744,911
Guatemala	237,996	—	—	237,996
Hong Kong	—	1,206,346	—	1,206,346
Hungary	—	367,690	—	367,690
India	41,647	2,667,554	—	2,709,201
Indonesia	438,258	431,185	—	869,443
Ireland	991,616	467,461	—	1,459,077
Italy	275,679	4,739,511	—	5,015,190
Japan	—	15,664,051	—	15,664,051
Mexico	284,882	—	—	284,882
Netherlands	447,541	2,485,031	—	2,932,572
Norway	470,600	724,778	—	1,195,378
Peru	161,046	—	—	161,046
Poland	—	230,897	—	230,897
Portugal	—	192,181	—	192,181
Qatar	189,371	—	—	189,371
Singapore	—	1,259,096	—	1,259,096
South Africa	259,720	465,281	—	725,001
South Korea	—	5,929,533	—	5,929,533
Spain	153,848	2,643,782	—	2,797,630
Sweden	753,438	1,698,829	—	2,452,267
Switzerland	—	1,202,933	—	1,202,933
Taiwan	—	2,339,181	—	2,339,181
Thailand	—	739,405	—	739,405
Turkey	235,801	290,023	—	525,824
United Arab Emirates	243,118	771,764	—	1,014,882
United Kingdom	2,488,301	10,787,360	—	13,275,661
United States	146,077	7,567,108	—	7,713,185
Total Common Stocks	17,642,584	94,397,685	—	112,040,269
Short-Term Investments
Investment Companies	2,102,936	—	—	2,102,936
Investment of Cash Collateral from Securities Loaned	129,722	—	—	129,722
Total Short-Term Investments	2,232,658	—	—	2,232,658
Total Investments in Securities	$19,875,242	$94,397,685	$—	$114,272,927
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$1,798,145	$8,423,288	$8,118,720	$227	$(4)	$2,102,936	2,102,095	$15,697	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	316,316	186,594	—	—	129,722	129,722	123	—
Total	$1,798,145	$8,739,604	$8,305,314	$227	$(4)	$2,232,658		$15,820	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.